Equity Incentive Plans	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Equity Incentive Plans [Abstract]
Equity Incentive Plans

Note 17 — Equity Incentive Plans

In connection with the Merger, the Company adopted of 2023 Equity Incentive Plan, which provides for the issuance of stock options, restricted stock awards, RSUs and other stock-based compensation awards to employees, directors, officers, consultants or others who provide services to the Company. The specific terms of such awards are to be established by the board of directors or a committee thereof. The Company has reserved 2,290,183 shares of its Class A Common Stock for issuance under the terms of the 2023 Equity Incentive Plan. As of December 31, 2023, the Company had not issued any awards under this plan.

Also in connection with the Merger, the Company adopted the 2023 Employee Stock Purchase Plan to assist eligible employees in acquiring stock ownership in the Company. Under the 2023 Employee Stock Purchase Plan, eligible employees may elect to enroll in the plan, designate a portion of eligible compensation to be withheld by the Company during an offering period, and purchase shares of the Company’s Class A Common Stock at the end of such offering period. The price of the shares purchased shall not be less than 85% of the fair market value of a share on the enrollment date or on the purchase date, whichever is lower. The Company has reserved 858,935 shares of its Class A Common Stock for issuance under the terms of the 2023 Employee Stock Purchase Plan. As of December 31, 2023, the Company had not commenced any offering period nor sold any shares under this plan.

Prior to the Merger, Legacy Mobix had three equity incentive plans which provided for the issuance of stock-based compensation awards and immediately prior to the Merger, Legacy Mobix RSUs and stock options were outstanding under these plans. Under the terms of the 2023 Equity Incentive Plan, no further awards may be made under the Legacy Mobix equity incentive plans.

Restricted Stock Units

In connection with the Merger, all of Legacy Mobix’s RSUs were assumed by the Company and converted into an RSU covering the same number of shares of the Company’s Class A Common Stock.

In November 2022, Legacy Mobix and certain of its officers and key employees agreed to enter into amended RSU agreements relating to an aggregate of 10,000,000 RSUs and in March 2023 and May 2023, Legacy Mobix and certain of its officers and key employees agreed to forfeit the 10,000,000 RSUs. The RSUs to these officers and key employees were replaced with a commitment from the Company, contingent upon closing of the Merger, to issue an aggregate of 5,000,000 RSUs (of which 1,000,000 were modified to common stock warrants upon the holder’s termination of employment) over three years, beginning on the first anniversary of the Closing of the Merger. Because the vesting of these awards is subject to both a service condition and a performance condition (completion of the Merger), the Company determined that vesting of the awards was not probable and did not recognize any stock-based compensation expense for these awards prior to the Closing.

Upon Closing, the performance condition was satisfied, and vesting of the awards is subject only to a service condition. As a result, the Company is required to recognize the value of these awards over the requisite service period. During the three months ended December 31, 2023, the Company recognized stock-based compensation expense of $10,858 relating to these RSUs and warrants, which includes a catch-up for the portion of the service period completed prior to the performance condition being satisfied.

A summary of activity in the Company’s RSUs for the three months ended December 31, 2023 is as follows:

	Number of units	Weighted-Average Grant Date Fair Value per Unit
Outstanding at September 30, 2023	209,494	$6.84
Performance-based RSUs	4,000,000	$10.58
Vested	(104,748)	$6.84
Cancelled	—	$—
Outstanding at December 31, 2023	4,104,746	$10.48

No RSUs vested during the three months years ended December 31, 2022. Unrecognized compensation expense related to RSUs was $33,628 as of December 31, 2023 and is expected to be recognized over a weighted-average period of 3.9 years.

Stock Options

In connection with the Merger, all Legacy Mobix stock options were assumed by the Company and converted into the same number of stock options of the Company, with no change to their exercise prices, vesting conditions or other terms. Stock option activity for the three months ended December 31, 2023 is as follows:

	Number of Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (years)
Outstanding at September 30, 2023	5,905,684	$4.28
Granted	32,200	$6.84
Exercised	(390,440)	$5.80
Expired	(138,543)	$5.99
Outstanding at December 31, 2023	5,408,901	$4.14	7.4
Exercisable at December 31, 2023	4,055,326	$3.29	7.0

The terms of stock option awards permit a “net share settlement” for exercises of stock options, at the Company’s discretion. Stock options exercised during the three months ended December 31, 2023 include options to purchase an aggregate of 390,440 shares which were exercised and settled for 168,235 shares of Class A Common Stock, with no cash proceeds to the Company.

Unrecognized stock-based compensation expense related to stock options, totaling $4,963 as of December 31, 2023, is expected to be recognized over a weighted-average period of 2.3 years. The aggregate intrinsic value of stock options outstanding and stock options exercisable as of December 31, 2023 was $7,587 and $7,587, respectively. The total intrinsic value of options exercised during the three months ended December 31, 2023 and 2022, was $1,639 and $0, respectively. The total fair value of options that vested during the three months ended December 31, 2023 and 2022 was $903 and $785, respectively.

The weighted-average grant date fair value of options granted during the three months ended December 31, 2023 and 2022 was $3.50 and $3.60, respectively. The fair value of stock options granted was estimated with the following assumptions:

	Three months ended December 31,
	2023		2022
	Range		Range
	Low	High	Low	High
Expected volatility	54.8%	55.6%	52.4%	53.6%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.9%	4.4%	3.6%	4.2%
Expected term (years)	4.5	5.3	5.0	5.8

The condensed consolidated statements of operations and comprehensive income (loss) include stock-based compensation expense as follows:

	Three months ended December 31,
	2023	2022
Cost of revenue	$—	$11
Research and development	501	542
Selling, general and administrative	12,204	3,303
Total stock-based compensation expense	$12,705	$3,856

Note 15 — Equity Incentive Plans

The Company has three stock-based compensation plans, the 2020 Key Employee Equity Incentive Plan and the 2020 Equity Incentive Plan (each adopted in fiscal year 2020) and the 2022 Incentive Compensation Plan (adopted in fiscal year 2022). The plans provide for the issuance of awards covering an aggregate of up to 18,350,000 shares of common stock subject, in the case of the 2022 Incentive Compensation Plan, to an annual increase as defined in the plan. As of September 30, 2023, the Company had two types of stock-based compensation awards outstanding under these plans — RSUs and stock options.

Restricted Stock Units

The Company granted RSUs under two different RSU agreements (“Agreement I” and “Agreement II”).

RSUs granted under Agreement I include two vesting schedules where 50% of the awards vest upon the closing of two acquisitions where the Company acquires at least a majority of the voting power or purchases substantially all of the assets of the target and 50% vest upon the satisfaction of revenue performance conditions. All shares granted under Agreement I vest upon a change in control. Through September 30, 2023, the Company had not recognized any stock-based compensation expense for these awards, as achievement of the performance conditions was determined not to be probable. In the period in which the achievement of performance conditions becomes probable, the Company would recognize stock-based compensation expense for those RSUs. All outstanding awards granted under Agreement I were cancelled during the year ended September 30, 2023.

RSUs granted under Agreement II vest at the earlier of (i) a service-based component beginning after a change of control, or (ii) service-based vesting subject to a 50% cliff after 10 to 14.5 months. Because the qualifying change of control had not occurred and, therefore, cannot be considered probable, for the years ended September 30, 2023 and 2022, the Company recognized $4,833 and $372, respectively, of stock-based compensation expense related to the service-based vesting. RSUs granted under Agreement II are recognized as expense following the vesting schedule with the achievement of a change in control re-assessed and updated on a quarterly basis, or more frequently as changes in facts and circumstances warrant. Each of the RSUs outstanding as of September 30, 2023 were granted under Agreement II.

A summary of activity in the Company’s RSUs for the year ended September 30, 2023 is as follows:

	Number of units	Weighted-Average Grant Date Fair Value per Unit
Outstanding at September 30, 2022	10,984,241	$6.84
Cancelled	(10,774,747)	$6.84
Outstanding at September 30, 2023	209,494	$6.84

No RSUs vested during the years ended September 30, 2023 or 2022. Unrecognized compensation expense related to RSUs was $847 as of September 30, 2023 and is expected to be recognized over a weighted-average period of 1.3 years.

In November 2022, the Company and certain of its officers and key employees agreed to enter into amended RSU agreements relating to an aggregate of 10,000,000 RSUs. Under the amended RSU agreements, one-third of the RSUs will vest on each of the first, second and third anniversaries of the closing of the merger with Chavant. The RSUs will also be subject to acceleration upon the occurrence of certain events, including a change in control of the Company or a termination of employment either by the Company without cause, or by the holder of the RSUs for good reason, as defined in the agreements. The modification of awards did not result in stock-based compensation expense as the vesting conditions of the awards were not yet probable.

In March 2023, the Company and certain of its officers and key employees agreed to forfeit the 10,000,000 RSUs in Mobix Labs. The RSUs to these officers and key employees were replaced with a commitment from Mobix Labs and Chavant, contingent upon closing of the merger, to issue 5,000,000 RSUs of Chavant (or its successor) over three years, beginning on the first anniversary of the closing of the merger with Chavant. This modification to the RSUs did not result in stock-based compensation expense as the vesting conditions of the awards are not yet probable. In addition, certain other employees agreed to forfeit 670,000 RSUs with no current replacement award. As a result, the Company recognized $3,203 of stock-based compensation expense in the year ended September 30, 2023.

Stock Options

Stocks options granted under the Company’s stock-based compensation plans may be Incentive Stock Options (“ISOs”) or Non-Statutory Stock Options (“NSOs”). ISOs may be granted only to employees and NSOs may be granted to employees and consultants. The types of awards granted to consultants do not vary in characteristics from those granted to employees. The term of each option which is stated in the grant recipient’s option agreement cannot exceed ten years from the date of grant. The exercise price is determined by the Company’s board of directors. If granted to an employee (other than employee who owns stock representing more than 10% of the voting power of all classes of stock), the option exercise price cannot be less than the fair market value of the stock on the date of grant as determined by the Company’s board of directors. Vesting requirements for options granted under the plans are determined by the board of directors. Options granted generally vest over periods of one to four years. Certain awards require the performance of one year of service before vesting commences, with a specified percentage of the award vesting after one year of service, and the remainder vesting ratably over the remaining vesting period. Stock option activity for the year ended September 30, 2023 is as follows:

	Number of Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (years)
Outstanding at September 30, 2022	5,754,052	$4.16
Granted	780,506	$6.84
Forfeited	(628,874)	$6.37
Outstanding at September 30, 2023	5,905,684	$4.28	7.5
Exercisable at September 30, 2023	4,226,353	$3.39	7.1

Unrecognized stock-based compensation expense related to stock options, totaling $5,401 as of September 30, 2023, is expected to be recognized over a weighted-average period of 2.3 years. The aggregate intrinsic value of stock options outstanding and stock options exercisable as of September 30, 2023 was $22,661 and $19,981, respectively. The total intrinsic value of options exercised during the years ended September 30, 2023 and 2022, was $0 and $998, respectively. The total fair value of options that vested within the years ended September 30, 2023 and 2022 was $4,880 and $2,253, respectively.

The weighted-average grant date fair value of options granted during the years ended September 30, 2023 and 2022 was $3.61 and $3.40, respectively. The fair value of stock options granted was estimated with the following assumptions:

	Years ended September 30,
	2023		2022
	Range		Range
	Low	High	Low	High
Expected volatility	52.4%	54.4%	50.5%	50.9%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.6%	4.2%	1.0%	3.6%
Expected term (years)	4.6	5.8	4.1	6.1

The statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Year ended September 30,
	2023	2022
Cost of revenues	$31	$14
Research and development	1,842	759
Selling, general and administrative	13,603	2,517
Total stock-based compensation expense	$15,476	$3,290